UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	September 30, 2017

CLEARBRIDGE

ALL CAP GROWTH ETF

CACG

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to achieve long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of ClearBridge All Cap Growth ETF for the period since the Fund’s inception on May 3, 2017 through September 30, 2017.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2017

II	ClearBridge All Cap Growth ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. The ClearBridge All Cap Growth ETF (the “Fund”) seeks to achieve long-term capital appreciation. The Fund seeks to invest in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth. We at ClearBridge Investments, LLC (“ClearBridge”), the Fund’s subadviser, use a bottom-up investment process that seeks to find inefficiently priced companies with strong fundamentals, incentive-driven management teams, dominant positions in niche markets and/or goods and services that are in high customer demand. The bottom-up process that we use relies on extensive fundamental research that looks to identify companies with a range of growth opportunities while evaluating the company’s business model, financial structure and management acumen.

Research is conducted by the portfolio managers with input from the sector analysts of ClearBridge’s Fundamental Research Team. The team utilizes proprietary and independent research to identify companies whose projected rapid growth in earnings and cash flow is based on their participation in new products or markets. For large company growth stocks, the team seeks companies that exhibit superior balance sheets, exceptional management teams and long-term, consistent operating histories. We attempt to complement this core group of companies with tactical stocks that reflect themes within the prevailing market environment. When looking at small- and medium-sized company growth stocks, we focus on companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake. The Fund may invest up to 25% of its net assets (at the time of investment) in the equity securities of foreign issuers, either directly or through depositary receipts. We anticipate using a long-term approach to investing that typically results in low portfolio turnover. However, we may take a more active approach to the portfolio, depending upon market conditions.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value (“NAV”) and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “CACG” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in ClearBridge All Cap Growth ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

ClearBridge All Cap Growth ETF 2017 Annual Report	1

Fund overview (cont’d)

Sincerely,

ClearBridge Investments, LLC

October 31, 2017

RISKS: The Fund is newly organized, with a limited history of operations. All investments are subject to risk, including the possible loss of principal. Equity securities are subject to market and price fluctuations. In addition to investments in large-capitalization companies, investments may be made in speculative and/or small-cap and mid-cap companies which involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund’s growth-oriented investment style may increase the risks of investing in the Fund. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on value stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Investments may also be made in depository receipts and other securities of non-U.S. companies in developed and emerging markets which involve risks in addition to those ordinarily associated with investing in domestic securities, including the potentially negative effects of currency fluctuation, political and economic developments, foreign taxation and differences in auditing and other financial standards. These risks are magnified in emerging markets. Active management and diversification do not ensure gains or protect against market declines. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

2	ClearBridge All Cap Growth ETF 2017 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of September 30, 2017. The composition of the Fund’s investments is subject to change at any time.

ClearBridge All Cap Growth ETF 2017 Annual Report	3

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on April 1, 2017 and held for the six months ended September 30, 2017, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[4]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[5]
5.31%	$1,000.00	$1,053.10	0.53%	$2.24	5.00%	$1,000.00	$1,022.41	0.53%	$2.69
[1]	For the period May 3, 2017 (inception date) to September 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (150), then divided by 365.

[4]	For the six months ended September 30, 2017.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

4	ClearBridge All Cap Growth ETF 2017 Annual Report

Schedule of investments

September 30, 2017

ClearBridge All Cap Growth ETF

Security	Shares	Value
Common Stocks — 97.5%
Consumer Discretionary — 15.5%
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill Inc.	1,018	$313,371	*
Yum China Holdings Inc.	10,994	439,430	*
Total Hotels, Restaurants & Leisure		752,801
Internet & Direct Marketing Retail — 3.8%
Amazon.com Inc.	1,038	997,881	*
Liberty Interactive Corp. QVC Group, Class A Shares	13,692	322,720	*
Liberty Ventures, Series A Shares	1,092	62,845	*
Total Internet & Direct Marketing Retail		1,383,446
Media — 8.1%
AMC Networks Inc., Class A Shares	2,268	132,610	*
Comcast Corp., Class A Shares	40,404	1,554,746
Discovery Communications Inc., Class A Shares	7,056	150,222	*
Liberty Broadband Corp., Class A Shares	252	23,733	*
Liberty Broadband Corp., Class C Shares	476	45,363	*
Liberty Media Corp.-Liberty Formula One, Class A Shares	420	15,326	*
Liberty Media Corp.-Liberty Formula One, Class C Shares	644	24,530	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	1,792	75,085	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	3,584	150,062	*
Lions Gate Entertainment Corp., Class B Shares	2,772	88,122	*
Twenty-First Century Fox Inc., Class A Shares	10,108	266,649
Walt Disney Co.	4,536	447,114
Total Media		2,973,562
Specialty Retail — 1.6%
Home Depot Inc.	3,500	572,460
Total Consumer Discretionary		5,682,269
Consumer Staples — 4.4%
Beverages — 1.9%
Anheuser-Busch InBev SA/NV, ADR	3,920	467,656
Coca-Cola Co.	4,698	211,457
Total Beverages		679,113
Food & Staples Retailing — 1.7%
CVS Health Corp.	7,840	637,549
Food Products — 0.8%
McCormick & Co. Inc., Non Voting Shares	2,876	295,192
Total Consumer Staples		1,611,854

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2017 Annual Report	5

Schedule of investments (cont’d)

September 30, 2017

ClearBridge All Cap Growth ETF

Security	Shares	Value
Energy — 5.6%
Energy Equipment & Services — 3.3%
National-Oilwell Varco Inc.	6,776	$242,107
Schlumberger Ltd.	7,308	509,806
Weatherford International PLC	97,916	448,455	*
Total Energy Equipment & Services		1,200,368
Oil, Gas & Consumable Fuels — 2.3%
Anadarko Petroleum Corp.	10,612	518,396
Pioneer Natural Resources Co.	2,238	330,194
Total Oil, Gas & Consumable Fuels		848,590
Total Energy		2,048,958
Financials — 4.5%
Capital Markets — 3.4%
BlackRock Inc.	1,132	506,106
Charles Schwab Corp.	8,540	373,540
Nasdaq Inc.	4,706	365,044
Total Capital Markets		1,244,690
Consumer Finance — 1.1%
American Express Co.	4,452	402,728
Total Financials		1,647,418
Health Care — 22.8%
Biotechnology — 10.7%
Alexion Pharmaceuticals Inc.	2,688	377,100	*
Biogen Inc.	4,340	1,358,941	*
Bioverativ Inc.	1,400	79,898	*
Celgene Corp.	5,488	800,260	*
Ionis Pharmaceuticals Inc.	5,992	303,794	*
Regeneron Pharmaceuticals Inc.	868	388,100	*
Vertex Pharmaceuticals Inc.	3,920	595,997	*
Total Biotechnology		3,904,090
Health Care Equipment & Supplies — 1.4%
Dentsply Sirona Inc.	5,264	314,840
Medtronic PLC	2,520	195,980
Total Health Care Equipment & Supplies		510,820
Health Care Providers & Services — 5.3%
UnitedHealth Group Inc.	9,968	1,952,233
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific Inc.	2,576	487,379

See Notes to Financial Statements.

6	ClearBridge All Cap Growth ETF 2017 Annual Report

ClearBridge All Cap Growth ETF

Security	Shares	Value
Pharmaceuticals — 4.1%
Allergan PLC	3,052	$625,508
Johnson & Johnson	3,332	433,193
Zoetis Inc.	7,084	451,676
Total Pharmaceuticals		1,510,377
Total Health Care		8,364,899
Industrials — 9.5%
Aerospace & Defense — 3.0%
L3 Technologies Inc.	3,248	612,021
Rockwell Collins Inc.	3,696	483,104
Total Aerospace & Defense		1,095,125
Air Freight & Logistics — 1.3%
United Parcel Service Inc., Class B Shares	3,836	460,665
Building Products — 1.3%
Johnson Controls International PLC	11,340	456,889
Construction & Engineering — 0.8%
Fluor Corp.	7,224	304,131
Industrial Conglomerates — 1.3%
Honeywell International Inc.	3,318	470,293
Machinery — 0.6%
Pentair PLC	3,472	235,957
Trading Companies & Distributors — 1.2%
NOW Inc.	6,888	95,123	*
W. W. Grainger Inc.	1,988	357,343
Total Trading Companies & Distributors		452,466
Total Industrials		3,475,526
Information Technology — 31.0%
Communications Equipment — 1.0%
Palo Alto Networks Inc.	2,548	367,167	*
Electronic Equipment, Instruments & Components — 2.6%
Dolby Laboratories Inc., Class A Shares	5,460	314,059
TE Connectivity Ltd.	7,420	616,305
Total Electronic Equipment, Instruments & Components		930,364
Internet Software & Services — 8.5%
Akamai Technologies Inc.	9,884	481,549	*
Alphabet Inc., Class A Shares	476	463,491	*
Alphabet Inc., Class C Shares	728	698,232	*
eBay Inc.	7,924	304,757	*
Facebook Inc., Class A Shares	3,752	641,104	*

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2017 Annual Report	7

Schedule of investments (cont’d)

September 30, 2017

ClearBridge All Cap Growth ETF

Security	Shares	Value
Internet Software & Services — continued
LogMeIn Inc.	728	$80,116
Twitter Inc.	26,768	451,576	*
Total Internet Software & Services		3,120,825
IT Services — 3.4%
PayPal Holdings Inc.	8,176	523,510	*
Visa Inc., Class A Shares	6,888	724,893
Total IT Services		1,248,403
Semiconductors & Semiconductor Equipment — 2.6%
Broadcom Ltd.	1,904	461,796
Cree Inc.	4,928	138,920	*
Texas Instruments Inc.	4,004	358,919
Total Semiconductors & Semiconductor Equipment		959,635
Software — 10.1%
Adobe Systems Inc.	3,416	509,599	*
Autodesk Inc.	4,620	518,641	*
Citrix Systems Inc.	7,308	561,401	*
Microsoft Corp.	10,416	775,888
Nuance Communications Inc.	7,952	125,005	*
Red Hat Inc.	4,900	543,214	*
Splunk Inc.	4,602	305,711	*
VMware Inc., Class A Shares	3,108	339,362	*
Total Software		3,678,821
Technology Hardware, Storage & Peripherals — 2.8%
Apple Inc.	2,240	345,229
Seagate Technology PLC	11,396	378,005
Western Digital Corp.	3,612	312,077
Total Technology Hardware, Storage & Peripherals		1,035,311
Total Information Technology		11,340,526
Materials — 4.2%
Chemicals — 2.4%
Ecolab Inc.	3,416	439,332
Monsanto Co.	3,612	432,790
Total Chemicals		872,122

See Notes to Financial Statements.

8	ClearBridge All Cap Growth ETF 2017 Annual Report

ClearBridge All Cap Growth ETF

Security		Shares	Value
Metals & Mining — 1.8%
Freeport-McMoRan Inc.		25,424	$356,953	*
Nucor Corp.		5,460	305,978
Total Metals & Mining			662,931
Total Materials			1,535,053
Total Investments before Short-Term Investments (Cost — $34,405,269)			35,706,503

	Rate
Short-Term Investments — 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $909,434)	0.925%	909,434	909,434
Total Investments — 100.0% (Cost — $35,314,703)			36,615,937
Other Assets in Excess of Liabilities — 0.0%			10,800
Total Net Assets — 100.0%			$36,626,737

*	Non-income producing security.

Abbreviation used in this schedule:
ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2017 Annual Report	9

Statement of assets and liabilities

September 30, 2017

Assets:
Investments, at value (Cost — $35,314,703)	$36,615,937
Dividends and interest receivable	26,412
Total Assets	36,642,349

Liabilities:
Investment management fee payable	15,612
Total Liabilities	15,612
Total Net Assets	$36,626,737

Net Assets:
Par value (Note 5)	$14
Paid-in capital in excess of par value	35,272,834
Undistributed net investment income	70,172
Accumulated net realized loss on investments	(17,517)
Net unrealized appreciation on investments	1,301,234
Total Net Assets	$36,626,737

Shares Outstanding	1,400,000

Net Asset Value	$26.16

See Notes to Financial Statements.

10	ClearBridge All Cap Growth ETF 2017 Annual Report

Statement of operations

For the Period Ended September 30, 2017†

Investment Income:
Dividends	$127,356
Interest	2,642
Total Investment Income	129,998

Expenses:
Investment management fee (Note 2)	59,826
Total Expenses	59,826
Net Investment Income	70,172

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(17,517)
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,301,234
Net Gain on Investments	1,283,717
Increase in Net Assets From Operations	$1,353,889

†	For the period May 3, 2017 (inception date) to September 30, 2017.

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2017 Annual Report	11

Statement of changes in net assets

For the Period Ended September 30,	2017†

Operations:
Net investment income	$70,172
Net realized loss	(17,517)
Change in net unrealized appreciation (depreciation)	1,301,234
Increase in Net Assets From Operations	1,353,889

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,400,000 shares issued)	35,272,848
Increase in Net Assets From Fund Share Transactions	35,272,848
Increase in Net Assets	36,626,737

Net Assets:
Beginning of period	—
End of period*	$36,626,737
*Includes undistributed net investment income of:	$70,172

†	For the period May 3, 2017 (inception date) to September 30, 2017.

See Notes to Financial Statements.

12	ClearBridge All Cap Growth ETF 2017 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
2017[1,2]

Net asset value, beginning of period	$24.84

Income from operations:
Net investment income	0.06
Net realized and unrealized gain	1.26
Total income from operations	1.32

Net asset value, end of period	$26.16
Total return, at NAV[3]	5.31%

Net assets, end of period (000s)	$36,627

Ratios to average net assets:
Gross expenses[4]	0.53%
Net expenses[4]	0.53
Net investment income[4]	0.62

Portfolio turnover rate[5]	2%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 3, 2017 (inception date) to September 30, 2017.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

ClearBridge All Cap Growth ETF 2017 Annual Report	13

Notes to financial statements

1. Organization and significant accounting policies

ClearBridge All Cap Growth ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC (“NASDAQ”). The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to achieve long-term capital appreciation through investing in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are

14	ClearBridge All Cap Growth ETF 2017 Annual Report

observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

ClearBridge All Cap Growth ETF 2017 Annual Report	15

Notes to financial statements (cont’d)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$35,706,503	—	—	$35,706,503
Short-term investments†	909,434	—	—	909,434
Total investments	$36,615,937	—	—	$36,615,937

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from

16	ClearBridge All Cap Growth ETF 2017 Annual Report

payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions and has concluded that as of September 30, 2017, no provision for income tax is required in the Fund’s financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the period ended September 30, 2017, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment

ClearBridge All Cap Growth ETF 2017 Annual Report	17

Notes to financial statements (cont’d)

management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.53% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays ClearBridge monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the period ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$5,806,826
Sales	546,484

During the period ended September 30, 2017, in-kind transactions (see Note 5) were as follows:

Contributions	$29,162,443
Redemptions	—

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

18	ClearBridge All Cap Growth ETF 2017 Annual Report

At September 30, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$35,315,329	$2,080,161	$(779,553)	$1,300,608

4. Derivative instruments and hedging activities

During the period ended September 30, 2017, the Fund did not invest in derivative instruments.

5. Fund share transactions

At September 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are made principally on an in-kind basis and under some circumstances partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The Fund did not make any distributions during the period ended September 30, 2017.

As of September 30, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$70,172
Deferred capital losses*	(16,891)
Unrealized appreciation (depreciation)(a)	1,300,608
Total accumulated earnings (losses) — net	$1,353,889

*	These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment

ClearBridge All Cap Growth ETF 2017 Annual Report	19

Notes to financial statements (cont’d)

company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

20	ClearBridge All Cap Growth ETF 2017 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of the ClearBridge All Cap Growth ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ClearBridge All Cap Growth ETF (the “Fund”), a series of Legg Mason ETF Investment Trust, as of September 30, 2017, and the results of its operations, the changes in its net assets and the financial highlights for the period May 3, 2017 (commencement of operations) through September 30, 2017, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

November 21, 2017

ClearBridge All Cap Growth ETF 2017 Annual Report	21

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the initial approval for a two-year period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the services to be provided by the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its prospective shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services to be provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services to be rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and

22	ClearBridge All Cap Growth ETF

other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Manager and the Sub-Advisers were committed to providing the resources necessary to assist the Fund’s portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider their investment performance in managing the Fund’s portfolio as a factor in evaluating the Agreements during the meeting. The Trustees discussed with representatives of the Manager the investment strategy to be employed by the Manager and the Sub-Advisers in the management of the Fund’s assets. The Trustees noted the reputation and experience of the Manager and the Sub-Advisers, as well as the respective portfolio managers’ experience. The Board determined that these factors also supported a decision to approve the Agreements.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services expected to be provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not

ClearBridge All Cap Growth ETF	23

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers would not increase the fees and expenses to be incurred by the Fund. The Board also noted that the Manager will pay all fund expenses, other than the Contractual Management Fee and certain other expenses, and will provide the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager will coordinate and oversee the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

Management also discussed with the Board the Fund’s proposed distribution arrangements, including how the Fund’s distributor would market the Fund. Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee with those of a group of active and passive exchange-traded funds, including index-based exchange-traded funds that follow a smart beta strategy (i.e., the index is not strictly capitalization-based) and exchange-traded funds that do not have a “unitary fee” structure such as that for the Fund, which showed that the Fund’s Contractual Management Fee was competitive with the management fees paid by such other funds.

Manager profitability

Because the Manager and the Sub-Advisers were newly-appointed, the Trustees could not consider the profitability of the Manager and its affiliates in providing services to the Fund as a factor in evaluating the Agreements during the meeting.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Agreements.

24	ClearBridge All Cap Growth ETF

Other benefits to the manager

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the expected costs of providing investment management and other services to the Fund and the Manager’s commitment to the Fund, the other ancillary benefits that the Manager and its affiliates expect to receive were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

ClearBridge All Cap Growth ETF	25

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of ClearBridge All Cap Growth ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†
Paul R. Ades
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

26	ClearBridge All Cap Growth ETF

Independent Trustees cont’d
Althea L. Duersten
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Frank G. Hubbard
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during past five years	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during past five years	Retired
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

ClearBridge All Cap Growth ETF	27

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	None

John J. Murphy
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Trustee, UBS Funds (24 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (10 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

28	ClearBridge All Cap Growth ETF

Interested Trustee and Officer
Jane Trust[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	143
Other board memberships held by Trustee during past five years	None

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

ClearBridge All Cap Growth ETF	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

30	ClearBridge All Cap Growth ETF

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

ClearBridge All Cap Growth ETF	31

Additional information (unaudited) (cont’d)

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Fund, as the independent registered public accounting firm to the Fund. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. During the Fund’s interim period from inception May 3, 2017 through August 14, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Fund’s financial statements for such period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2017. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, KPMG. During the Fund’s interim period from inception May 3, 2017 through August 14, 2017, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

32	ClearBridge All Cap Growth ETF

ClearBridge

All Cap Growth ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge All Cap Growth ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

ClearBridge All Cap Growth ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge All Cap Growth ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX413411 11/17 SR17-3202

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Dwight B. Crane as the Audit Committee’s financial experts. Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last fiscal period ending September 30, 2017 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, were $0 in 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Period that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Period for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Legg Mason ETF Investment Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% for 2017; Tax Fees were 100% for 2017; and Other Fees were 100% for 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $0 in 2016 and $160,000 in 2017.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 30, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 30, 2017

CODE OF ETHICS

I. Introduction

A. Individuals Covered by the Code

This Code applies to all employees of Legg Mason & Co., LLC and interested directors of the Proprietary Funds who are not otherwise subject to another code of ethics adopted pursuant to either Rule 17j-1 under the Investment Company Act or Rule 204A-1 under the Investment Advisers Act (“Covered Persons”).

1.	Without limiting the generality of the foregoing, this Code covers all employees of Legg Mason & Co., LLC who perform services on behalf of the Proprietary Funds as part of the following regulated entities:

a.	Legg Mason Investor Services, LLC (“LMIS”).

b.	Legg Mason Partners Fund Advisor, LLC (“LMPFA”).

2.	For the avoidance of doubt, each of the Legg Mason Registered Advisers (other than LMPFA) have adopted their own codes of ethics, and employees of the Legg Mason Registered Advisers who are subject to the requirements of those codes of ethics (including any who may be registered representatives of LMIS) are not subject to the requirements of this Code.

B. Standards of Business Conduct

This Code is based on the principle that Legg Mason and its affiliates owe a fiduciary duty to Legg Mason’s clients, and that all Covered Persons must therefore avoid activities, interests and relationships that might (i) present a conflict of interest or the appearance of a conflict of interest, or (ii) otherwise interfere with Legg Mason’s ability to make decisions in the best interests of any of its clients. In particular, Covered Persons must at all times comply with the following standards of business conduct:

1.	Compliance with Applicable Law. All Covered Persons must comply with the Federal Securities Laws that apply to the business of Legg Mason.

2.	Clients Come First. Covered Persons must scrupulously avoid serving their personal interests ahead of the interests of clients. For example, a Covered Person may not induce or cause a client to take action, or not to take action, for the Covered Person’s personal benefit at the expense of the client’s best interests.

3.	Avoid Taking Advantage. Covered Persons may not use their knowledge of the Legg Mason Registered Advisers’ investment activities or client portfolio holdings to profit by the market effect of such activities or to engage in short-term or other abusive trading in Reportable Funds.

4.	Avoid Other Inappropriate Relationships or Activities. Covered Persons should avoid relationships or activities that could call into question the Covered Person’s ability to exercise independent judgment in the best interests of Legg Mason’s clients. In particular, Covered Persons should take note of the provisions of the Legg Mason Code of Conduct and the Legg Mason Employee Handbook that pertain to confidentiality, corporate opportunities, gifts and entertainment, insider trading and outside business activities. In addition, Covered Persons who are registered representatives of LMIS should also take note of LMIS’s policies and procedures pertaining to these activities.

5.	Observe the Spirit of the Code. Doubtful situations should be resolved in favor of Legg Mason’s clients. Technical compliance with the Code’s procedures will not automatically insulate from scrutiny any personal Securities Transactions or other course of conduct that might indicate an abuse of these governing principles.

C. Duty to Report Violations

Covered Persons must promptly report all violations of this Code to the Compliance Department.

D. Fiduciary Duty / Political Contributions

Covered Persons are prohibited from making political contributions for the purpose of obtaining or retaining any Legg Mason Registered Adviser or its affiliates as investment advisers. Covered Persons are specifically prohibited from making political contributions to any person for the purpose of influencing the selection or retention of an investment adviser by a government entity. Covered Persons will be required to certify annually that they have and will comply with this provision.

II. Personal Securities Transactions

A. Prohibited Transactions in Individual Securities

Covered Persons are subject to the following restrictions on their personal trading activities in individual securities:

1.	Fraudulent Transactions. In connection with the purchase or sale, directly or indirectly, by a Covered Person of (A) a Reportable Security which, within the most recent fifteen (15) calendar days, (i) is or has been held by a Legg Mason client, or (ii) is being or has been considered by a Legg Mason Registered Adviser for purchase by a client, or (B) an Equivalent Security thereof, Covered Persons are prohibited from:

a.	Employing any device, scheme or artifice to defraud Legg Mason’s clients;

b.	Making any untrue statement of a material fact or omitting to state a material fact necessary to make the statements made, in light of the circumstances under which they were made, not misleading;

c.	Engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on Legg Mason’s clients; or

d.	Engaging in any manipulative practice with respect to Legg Mason’s clients.

2.	Inside Information. Covered Persons are prohibited from engaging in any transaction in a Security (or Equivalent Security) at a time when the Covered Person is in possession of material non-public information regarding the Security or the issuer of the Security.

3.	Market Manipulation. Covered Persons are prohibited from engaging in any transactions in a Security (or Equivalent Security) intended to raise, lower or maintain the price of that Security or to create a false appearance of active trading in that Security.

4.	Trading on the Knowledge of Client Transactions. Covered Persons are prohibited from engaging in any transactions in a Security (or an Equivalent Security) on the basis of any information they may be in possession of to the effect that (i) a Legg Mason Registered Adviser is or may be considering an investment in or sale of such Security on behalf of its clients or (ii) has or may have an open order in such Security on behalf of its clients.

5.	Legg Mason, Inc. Stock. Covered Persons are prohibited from engaging in any transaction in Legg Mason securities that is not in compliance with the “Legg Mason, Inc. Policies and Procedures Regarding Acquisitions and Dispositions of Legg Mason Securities,” as the same may be amended from time to time. A copy of this policy is available on the Legg Mason Legal and Compliance Website.

B. Prohibited Transactions in Reportable Funds

1.	Market Timing in Reportable Funds. No Covered Person may use his or her knowledge of the portfolio holdings or investment activities of a Reportable Fund to engage in any short-term or other abusive trading strategy involving such Fund that may conflict with the best interests of the Fund and its shareholders.

2.	60-Day Holding Period for Investments in Proprietary Funds. Subject to the exemptions set forth below, no Covered Person may sell (or exchange out of) shares of a Proprietary Fund in which the Covered Person has a Beneficial Interest if the Covered Person has not held the shares of the same Proprietary Fund for sixty (60) calendar days, including any individual retirement account or 401(k) participant account.

3.	Additionally, Proprietary Funds that are sold in the LM 401(k) account are also subject to a 60-day minimum waiting period. No Covered Person may buy (or exchange into) shares of a Proprietary Fund within sixty (60) calendar days of a sell of (or exchange out of) shares of the same Proprietary Fund within the same LM 401(k) account.

The following Securities Transactions involving Proprietary Funds are exempt from the 60-day minimum holding period requirement set forth in this Section II.B.2 and II.B.3:

a.	Money Market Funds and Other Short-Term Trading Vehicles. Purchases or redemptions of Proprietary Funds that are money market funds or that hold themselves out as short-term trading vehicles.

b.	Managed Accounts. Transactions in Proprietary Funds held in a Managed Account in connection with which the Covered Person has no direct or indirect influence or control over the account, is neither consulted nor advised of the trade before it is executed, and has no knowledge of specific management actions taken by a trustee or investment manager.

c.	Systematic Investment. Purchases or redemptions of Proprietary Funds pursuant to an Automatic Investment Plan where a prescribed purchase or sale is made automatically on a regular predetermined basis without affirmative action by the Covered Person or pursuant to a similar arrangement approved by the Compliance Department (for example, automated payroll deduction investments by 401(k) participants or automatic dividend reinvestment).

C. Pre-Approval of Investments in Initial Public Offerings and Private Placements

Covered Persons are prohibited from acquiring a Beneficial Interest in a Reportable Security through an initial public offering (other than a new offering of securities issued by a registered open-end investment company) or Private Placement without the prior written approval of the Compliance Department. Requests for such approval shall be submitted to the Compliance Department through Fidelity National Information Services, Inc. (“FIS”)/PTA using substantially the form of “Request for Approval to Invest in an Initial Public Offering or Private Placement” attached hereto as Appendix A.

D. Reporting and Trading Requirements

1.	Acknowledgement of Receipt; Initial and Periodic Disclosure of Personal Holdings; Annual Certification.

a.	Within ten (10) calendar days of being identified as a Covered Person under this Code, each Covered Person must acknowledge that he or she has received and reviewed a copy of the Code, and has disclosed all Securities holdings in which such Covered Person has a Beneficial Interest..

b.	Thereafter, on an annual basis, each Covered Person shall give the same acknowledgements and, in addition, shall certify that he or she has complied with all applicable provisions of the Code.

c.	Such acknowledgments and certifications shall be provided through FIS/PTA using substantially the form of the “Acknowledgement of Receipt of Code of Ethics, Personal Holdings Report and Annual Certification” attached hereto as Appendix B.

2.	Execution of Personal Securities Transactions.

a.	Approved Accounts. Unless one of the following exceptions applies, Covered Persons must execute their personal securities transactions involving any Reportable Securities or Reportable Funds in which they have or acquire a Beneficial Interest through one of the following two types of accounts (“Approved Accounts”):

i.	Approved Securities Accounts. Securities accounts (including IRA accounts) with financial intermediaries that have been approved by the Compliance Department (an “Approved Securities Account”); or

ii.	Approved Retirement Accounts. Participant accounts in retirement plans approved by the Compliance Department on the grounds that either (i) automated feeds into FIS/PTA have been established, or (ii) sufficient policies and procedures are in place to protect any Reportable Funds that may be in the plan from the types of activities prohibited by Sections A and B above (an “Approved Retirement Account”).1

b.	Exceptions. The following types of accounts are exempt from the requirements of section 2.a above, subject to compliance with the conditions set forth below:

i.	Mutual Fund-Only and Managed Accounts. Covered Persons may have or acquire a Beneficial Interest in Mutual Fund-Only and Managed Accounts that are not Approved Securities Accounts, provided that the requirement set forth in this Code relating to a Managed Account or Mutual Fund-Only Account, as the case may be, are satisfied. To qualify for this exemption, a Covered Person must deliver to the Compliance Department through FIS/PTA a certification in substantially the form of the “Certificate for Managed Accounts or Mutual Fund-Only Accounts” attached hereto as Appendix D.

ii.	Outside Retirement Accounts. Covered Persons may have or acquire a Beneficial Interest in a retirement account other than an Approved Retirement Account (an “Outside Retirement Account”), provided that the Covered Person complies with the certification or reporting requirements set forth in Section 3.c below, and provided further that, for purposes of this Code, an IRA account shall be treated as a securities account and not as a retirement account.

1	A list of the approved financial intermediaries and retirement plans may by found on the Legal and Compliance home page on LMEX.

iii.	Dividend Reinvestment Plans. Covered Person may have or acquire a Beneficial Interest in securities held in a dividend reinvestment plan account directly with the issuer of the securities or its transfer agent (a “Dividend Reinvestment Plan”), subject to compliance with the requirements of Section 3.a below.

c.	Outside Securities Accounts. Covered Persons that have or acquire a Beneficial Interest in a securities account (including an IRA account) other than an Approved Account, Mutual Fund-Only Account, Managed Account or Outside Retirement Account (an “Outside Securities Account”) must obtain the prior written approval to maintain such account from the Compliance Department.

i.	A request for such approval must be submitted to the Compliance Department through FIS/PTA using substantially the form of “Request for Approval for an Outside Securities Account” attached hereto as Appendix C. Such approvals will only be granted in extraordinary circumstances.

ii.	If the Compliance Department does not approve such request, the Covered Person must arrange to transfer or convert such account into an Approved Account, Managed Account, Mutual Fund-Only Account or Outside Retirement Account as promptly as practicable.

6.	Transaction Reporting Requirements. Covered Persons shall report all Securities Transactions in which they have a Beneficial Interest to the Compliance Department in accordance with the following provisions:

a.	Approved Accounts, Managed Accounts, Mutual Fund Only and Dividend Reinvestment Plan Accounts. Covered Persons will not be required to arrange for the delivery of duplicate copies of confirmations or periodic statements for any Approved Accounts, Managed Accounts, Mutual Fund Only Accounts or Dividend Reinvestment Plans in which they have or acquire a Beneficial Interest. However, the existence of all such accounts must be disclosed to the Compliance Department pursuant to either Section II.D.1 above or II.D.4 below. In addition, copies of any statements for any Managed Accounts, Mutual Fund Only Accounts or Dividend Reinvestment Plans must be made available for review at the specific request of the Compliance Department.

b.	Outside Securities Accounts. For any Outside Securities Account approved by the Compliance Department, a Covered Person must arrange for the Compliance Department to receive, directly from the applicable broker-dealer, bank or other financial intermediary, duplicate copies of each confirmation and periodic statement issued by such financial intermediary in respect of such Outside Securities Account.

i.	Periodic statements must be received by the Compliance Department no later than thirty (30) calendar days after the close of each calendar quarter. Confirmations must be delivered to the Compliance Department contemporaneously with delivery to the applicable Covered Person.

ii.	A form of letter that may be used to request duplicate confirmations and periodic statements from financial intermediaries is attached as Appendix E. If a Covered Person is not able to arrange for duplicate confirmations and periodic statements to be sent, the Covered Person must immediately cease trading in such account and notify the Compliance Department.

iii.	It shall be the Covered Person’s responsibility to promptly input into FIS/PTA all initially required information relating to any holdings in an Outside Securities Account. and to notify the Compliance Department on the same day of any subsequent Securities Transactions in such Outside Retirement Account.

d.	Outside Retirement Accounts. For any Outside Retirement Account in which a Covered Person has a Beneficial Interest, such Covered Person must either:

i.	Certify that such account does not hold any shares of a Reportable Fund or Reportable Security and that no Securities Transactions involving a Reportable Fund or Reportable Security have been executed in such account (such certifications shall be provided to the Compliance Department through FIS/PTA using substantially the form of the “Certificate for Outside Retirement Accounts” attached hereto as Appendix F); or.

ii.	If a Covered Person is unable to provide such certification with respect to an Outside Retirement Account, the Covered Person must notify the Compliance Department and provide the Compliance Department with duplicate copies of each confirmation and periodic statement issued by such financial intermediary in respect of such Outside Retirement Account.

(a)	Periodic statements must be received by the Compliance Department no later than thirty (30) calendar days after the close of each calendar quarter.

(b)	It shall be the Covered Person’s responsibility to promptly input into FIS/PTA all initially required information relating to any holdings in an Outside Retirement Account and to notify the Compliance Department on the same day of any subsequent Securities Transactions in such Outside Retirement Account.

7.	New Reportable Accounts. If a Covered Person opens a new reportable account that has not previously been disclosed, the Covered Person must notify the Compliance Department in writing within ten (10) calendar days of the existence of the account and make arrangements to comply with the requirements set forth in Sections II.D.2 & 3 above.

8.	Disclaimers. Any report of a Securities Transaction for the benefit of a person other than the individual in whose account the transaction is placed may contain a statement that the report should not be construed as an admission by the person making the report that he or she has any direct or indirect beneficial ownership in the Security to which the report relates.

9.	Availability of Reports. All information supplied pursuant to this Code may be made available for inspection to the CCO of any affected Legg Mason Registered Adviser or Reportable Fund, the board of directors of each company employing the Covered Person, the board of directors of any affected Reportable Fund, the Compliance Department, the Covered Person’s department manager (or designee), any party to which any investigation is referred by any of the foregoing, the Securities and Exchange Commission, any self-regulatory organization of which Legg Mason is a member, any state securities commission, and any attorney or agent of the foregoing or of the Reportable Funds.

10.	Outside Business Activities. No Covered Person may engage in outside business activities or serve on the board of directors of a publicly-held company absent prior written authorization of (i) the Compliance Department, and (ii) in the case of service on the board of directors of a publicly-held company, the General Counsel of Legg Mason, Inc.

a.	A request for such approval must be submitted to the Compliance Department through FIS/PTA using substantially the form of “Request for Approval of Outside Business Activities” attached hereto as Appendix G.

b.	Requests for approval to serve as a director of a publicly held company will rarely be approved.

III. Personal Securities Transactions

A. Surveillance

The Compliance Department shall be responsible for maintaining a surveillance program reasonably designed to monitor the personal trading activities of all Covered Persons for compliance with the provisions of this Code and for investigating any suspected violation of the Code. Upon reaching the conclusion that a violation of the Code has occurred, the Compliance Department shall report the results of such investigation to the applicable Covered Person, the Covered Person’s department manager and to the CCOs of any affected Legg Mason Registered Adviser or Reportable Fund.

B. Remedies

1.	Authority. The Compliance Department has authority to determine the remedy for any violation of the Code, including appropriate disposition of any monies forfeited pursuant to this provision. Failure to promptly comply with any sanction directive may result in the imposition of additional sanctions..

2.	Sanctions. If the Compliance Department determines that a Covered Person has committed a violation of the Code, the Compliance Department may, in consultation with the Human Resources Department and the Covered Person’s supervisor, as appropriate, impose sanctions and take other actions as it deems appropriate, including a verbal warning, a letter of caution or warning, suspension of personal trading rights, suspension of employment (with or without compensation), fine, civil referral to the Securities and Exchange Commission, criminal referral, and termination of employment of the violator for cause. The Compliance Department may also require the Covered Person to reverse the transaction in question and forfeit any profit or absorb any loss associated or derived as a result. The amount of profit shall be calculated by the Compliance Department. No member of the Compliance Department may review his or her own transaction or those of his or her supervisors. If necessary, the General Counsel of Legg Mason or the CCO of the relevant Legg Mason Registered Adviser shall review these transactions..

C. Exceptions to the Code

Although exceptions to the Code will rarely be granted, the Compliance Department may grant exceptions to the requirements of the Code if the Compliance Department finds that the proposed conduct involves negligible opportunity for abuse. All such exceptions must be in writing..

IV. Definitions

When used in the Code, the following terms have the meanings set forth below:

A. General Defined Terms

“CCO” means the Chief Compliance Officer of any Reportable Fund, Legg Mason Registered Adviser or Legg Mason entity that is a principal underwriter of a Reportable Fund.

“Code” means this Code of Ethics, as the same may be amended from time to time.

“Compliance Department” means the Legal and Compliance Department of Legg Mason.

“Covered Person” means any employee of Legg Mason & Co., LLC who is covered by this Code in accordance with the provisions of Section I.A above.

“Federal Securities Laws” means the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, the Sarbanes-Oxley Act of 2002, the Investment Company Act, the Investment Advisers Act, Title V of the Gramm-Leach-Bliley Act, any rules adopted by the Securities and Exchange Commission under any of these statutes, the Bank Secrecy Act as it applies to Legg Mason and any Reportable Funds, and any rule adopted thereunder by the Securities and Exchange Commission or the Department of the Treasury.

“Investment Advisers Act” means the Investment Advisers Act of 1940, as amended.

“Investment Company Act” means the Investment Company Act of 1940, as amended.

“Legg Mason” means Legg Mason, Inc. and its subsidiaries and affiliates.

“Legg Mason Registered Advisers” means those subsidiaries of Legg Mason that are registered as investment advisers under the Investment Advisers Act.

“FIS/PTA” means FIS Personal Trading Assistant, a web browser-based automated personal trading compliance platform used by the Compliance Department to administer this Code.

B. Terms Defining the Scope of a Beneficial Interest in a Security

“Beneficial Interest” means the opportunity, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, to profit, or share in any profit derived from, a transaction in the subject Securities.

A Covered Person is deemed to have a Beneficial Interest in the following:

1.	Any Security owned individually by the Covered Person.

2.	Any Security owned jointly by the Covered Person with others (for example, joint accounts, spousal accounts, partnerships, trusts and controlling interests in corporations).

3.	Any Security in which a member of the Covered Person’s Immediate Family has a Beneficial Interest if:

a.	The Security is held in an account over which the Covered Person has decision making authority (for example, the Covered Person acts as trustee, executor, or guardian); or

b.	The Security is held in an account for which the Covered Person acts as a broker or investment adviser representative.

A Covered Person is presumed to have a Beneficial Interest in any Security in which a member of the Covered Person’s Immediate Family has a Beneficial Interest if the Immediate Family member resides in the same household as the Covered Person.

Any uncertainty as to whether a Covered Person has a Beneficial Interest in a Security should be brought to the attention of the Compliance Department. Such questions will be resolved in accordance with, and this definition shall be subject to, the definition of “beneficial owner” found in Rules 16a-1(a) (2) and (5) promulgated under the Securities Exchange Act of 1934, as amended.

“Immediate Family” of a Covered Person means any of the following persons:

child	grandparent	son-in-law
stepchild	spouse	daughter-in-law
grandchild	sibling	brother-in-law
parent	mother-in-law	sister-in-law
stepparent	father-in-law

Immediate Family includes adoptive relationships, domestic partner relationships and other relationships (whether or not recognized by law) that the Compliance Department determines could lead to the possible conflicts of interest, diversions of corporate opportunity, or appearances of impropriety, which this Code is intended to prevent.

C. Terms Defining the Scope of a Reportable Transaction

“Automatic Investment Plan” means a program in which regular periodic purchases (or withdrawals) are made automatically in or from investment accounts in accordance with a predetermined schedule and allocation. An Automatic Investment Plan includes a dividend reinvestment plan.

“Equivalent Security” means any Security issued by the same entity as the issuer of a subject Security, including options, rights, stock appreciation rights, warrants, preferred stock, restricted stock, phantom stock, bonds, and other obligations of that company or Security otherwise convertible into that Security. Options on Securities are included even if, technically, they are issued by the Options Clearing Corporation or a similar entity.

“Managed Account” means an account where a Covered Person has no:

•	Direct or indirect influence or control over the account (for example, the trustee or investment manager simply summarizes, describes, or explains account activity without the Covered Person providing directions or suggestions);

•	Knowledge of the transaction before it is completed (for example, transactions effected for a Covered Person by a trustee of a blind trust, or discretionary trades made by an investment manager retained by the Covered Person, in connection with which the Covered Person is neither consulted nor advised of the trade before it is executed); and

•	Knowledge of the specific management actions taken by a trustee or investment manager and no right to intervene in the trustee’s or investment manager’s management (for example, the Covered Person is not consulted as to the allocation of investments for the account).

“Mutual Fund-Only Account” means a Securities account or account held directly with a mutual fund that holds only non-Reportable Funds and in which no other type of Securities may be held. For purposes of this Code, a Mutual Fund-Only Account includes a 529 plan or variable annuity life insurance account that holds only non-Reportable Funds and in which no other type of Securities may be held.

“Private Placement” means a Securities offering that is exempt from registration pursuant to Section 4(2) or Section 4(6) of the Securities Act of 1933, as amended (the “Securities Act”), or pursuant to Rules 504, 505 or 506 of Regulation D under the Securities Act.

“Proprietary Fund” means an open-end investment company registered under the Investment Company Act (or any portfolio or series thereof, as the case may be) that is part of one of the fund families sponsored by Legg Mason or its affiliates.

“Reportable Fund” means (a) any fund registered under the Investment Company Act for which a Legg Mason Registered Adviser serves as an investment adviser, or (b) any fund registered under the Investment Company Act whose investment adviser or principal underwriter is controlled by or under common control with Legg Mason. For purposes of this definition, “investment adviser” has the same meaning as it does in section 2(a)(20) of the Investment Company Act, and “control” has the same meaning as it does in Section 2(a)(9) of the Investment Company Act.

“Reportable Security” means any Security (as defined herein) other than the following types of Securities:

1.	Direct obligations of the Government of the United States;

2.	Bankers acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements; and

3.	Shares of open-end mutual funds that are not Reportable Funds.

“Securities Transaction” means a purchase or sale of Securities in which a Covered Person has or acquires a Beneficial Interest.

“Security” includes stock, notes, bonds, debentures, and other evidences of indebtedness (including loan participations and assignments), limited partnership interests, investment contracts, closed-end investment companies, and all derivative instruments of the foregoing, such as options and warrants. “Security” does not include futures or options on futures, but the purchase and sale of such instruments are nevertheless subject to the reporting requirements of the Code.

CERTIFICATIONS PURSUANT TO SECTION 302

EX-99.CERT

CERTIFICATIONS

I, Jane Trust, certify that:

1.	I have reviewed this report on Form N-CSR of Legg Mason ETF Investment Trust – ClearBridge All Cap Growth ETF;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officers and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 30, 2017	/s/ Jane Trust
Jane Trust
Chief Executive Officer

CERTIFICATIONS

I, Richard F. Sennett, certify that:

1.	I have reviewed this report on Form N-CSR of Legg Mason ETF Investment Trust – ClearBridge All Cap Growth ETF;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial information included in this report, and the financial statements on which the financial information is based, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.	The registrant’s other certifying officers and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 30, 2017	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

CERTIFICATIONS PURSUANT TO SECTION 906

EX-99.906CERT

CERTIFICATION

Jane Trust, Chief Executive Officer, and Richard F. Sennett, Principal Financial Officer of Legg Mason ETF Investment Trust – ClearBridge All Cap Growth ETF (the “Registrant”), each certify to the best of their knowledge that:

1. The Registrant’s periodic report on Form N-CSR for the period ended September 30, 2017 (the “Form N-CSR”) fully complies with the requirements of section 15(d) of the Securities Exchange Act of 1934, as amended; and

2. The information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Chief Executive Officer	Principal Financial Officer
Legg Mason ETF Investment Trust -	Legg Mason ETF Investment Trust -
ClearBridge All Cap Growth ETF	ClearBridge All Cap Growth ETF

/s/ Jane Trust	/s/ Richard F. Sennett
Jane Trust	Richard F. Sennett
Date: November 30, 2017	Date: November 30, 2017

This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. § 1350 and is not being filed as part of the Form N-CSR with the Commission.